Pension Plan (Plan's Weighted-Average Asset Allocations By Category) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocation, Fair Value	$ 11,008,922	$ 9,265,353	$ 7,430,467
Weighted-average asset allocation, %	100.00%	100.00%
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocation, Fair Value	2,272,943	3,441,055
Weighted-average asset allocation, %	21.00%	37.00%
Corporate Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocation, Fair Value	8,267,454	4,817,000
Weighted-average asset allocation, %	75.00%	52.00%
US Treasury and Government [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocation, Fair Value	334,175	931,384
Weighted-average asset allocation, %	3.00%	10.00%
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocation, Fair Value	$ 134,350	$ 75,914
Weighted-average asset allocation, %	1.00%	1.00%